Tax matters - Changes in tax assets and liabilities (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period		€ 23,210	€ 21,264	€ 22,045
IFRS9 Adoption impact	€ 680
(Charge)/Credit to income		241	(675)	(1,311)
Foreign currency balance translation differences and other items		(807)	(756)	1,355
(Charge)/Credit to asset and liability valuation adjustments		149	(1)	(551)
Acquisitions for the year (net)		(215)	3,378	(274)
Deferred tax assets - Balances at the end of the period		23,258	23,210	21,264
Deferred tax liabilities - Balances at the beginning of the period		(4,837)	(5,694)	(5,565)
(Charge)/Credit to income		(364)	568	(478)
Foreign currency balance translation differences and other items		(114)	414	98
(Charge)/Credit to asset and liability valuation adjustments		(315)	19	(26)
Acquisitions for the year (net)		62	(144)	277
Deferred tax liabilities - Balances at the end of the period		(5,568)	(4,837)	(5,694)
Balances at the beginning of the period		18,373	15,570	16,480
(Charge)/Credit to income		(123)	(107)	(1,789)
Foreign currency balance translation differences and other items		(921)	(342)	1,453
(Charge)/Credit to asset and liability valuation adjustments		(166)	18	(577)
Acquisitions for the year (net)		(153)	3,234	3
Balances at the end of the period		17,690	18,373	15,570
Deferred tax assets not recognized		5,500
Tax benefits not recognized		450
Monetizable
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period		11,046	9,649
Deferred tax assets - Balances at the end of the period		10,866	11,046	9,649
Tax losses and tax credits
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period		4,457	4,934	4,808
(Charge)/Credit to income		(128)	(279)	194
Foreign currency balance translation differences and other items		1	(205)	110
Acquisitions for the year (net)		(54)	7	(178)
Deferred tax assets - Balances at the end of the period		4,276	4,457	4,934
Temporary differences
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period		18,753	16,330	17,237
IFRS9 Adoption impact	680
(Charge)/Credit to income		369	(396)	(1,505)
Foreign currency balance translation differences and other items		(808)	(551)	1,245
(Charge)/Credit to asset and liability valuation adjustments		149	(1)	(551)
Acquisitions for the year (net)		(161)	3,371	(96)
Deferred tax assets - Balances at the end of the period		18,982	18,753	16,330
Deferred tax liabilities - Balances at the beginning of the period		(4,837)	(5,694)	(5,565)
(Charge)/Credit to income		(364)	568	(478)
Foreign currency balance translation differences and other items		(114)	414	98
(Charge)/Credit to asset and liability valuation adjustments		(315)	19	(26)
Acquisitions for the year (net)		62	(144)	277
Deferred tax liabilities - Balances at the end of the period		(5,568)	(4,837)	(5,694)
Temporary differences | Monetizable
The changes in Tax assets - Deferred and Tax Liabilities - Deferred
Deferred tax assets - Balances at the beginning of the period		11,046	9,649	8,887
IFRS9 Adoption impact	€ 273
(Charge)/Credit to income		390	(185)	49
Foreign currency balance translation differences and other items		(843)	(455)	713
Acquisitions for the year (net)			2,037
Deferred tax assets - Balances at the end of the period		€ 10,866	€ 11,046	€ 9,649